UNITED STATES
                        SECURIIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2007

Check here if Amendment [ ];     Amendment Number:
                                                   ------

This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:        Courage Capital Management, LLC
Address:     4400 Harding Road
             Nashville, TN  37205-2290

Form 13F File Number:     28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby request that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:      Richard C. Patton
Title:     Chief Manager
Phone:     615-298-7606

Signature, Place and Date of Signing:

 /s/ Richard C. Patton                 Nashville, TN               May 14, 2007
------------------------               -------------               ------------
[Signature]                            [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Number of Other Included Managers:          0
                                          ----------

Form 13F Information Table Entry Total:    89
                                          ----------

Form 13F Information Table Value Total:   $997,652
                                         -----------
                                         (thousands)

List of Other Included Managers:  Not Applicable

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ACCURIDE CORP                  COMMON           037933108     1251 2100000 SH       DEF (1)             X      0    0
AMERICAN WOODMARK CORP         COMMON           0393808AG      605  460000 SH       DEF (1)             X      0    0
AMIS HOLDINGS INC              COMMON           040790107      365 1300000 SH       DEF (1)             X      0    0
AMREP CORP                     COMMON           049164205      366   57729 SH       DEF (1)             X      0    0
ANDREW CORP                    COMMON           060505104      599  297700 SH       DEF (1)             X      0    0
APOLLO GROUP INC               COMMON           0605058AK    38160    8693 SH       DEF (1)             X      0    0
APRIA HEALTHCARE GROUP INC     COMMON           075571109      366   32105 SH       DEF (1)             X      0    0
CALL ARCH COAL INC JAN 35.00   CALL             055472104    55242  220000 SH  CALL DEF (1)             X      0    0
ARKANSAS BEST CORP-DEL         COMMON           055482103      370    7812 SH       DEF (1)             X      0    0
ATLAS AIR WORLDWIDE HLDGS INC  COMMON           0554828AF      366    8847 SH       DEF (1)             X      0    0
BANK OF AMERICA CORPORATION    COMMON           093679108     4172    4500 SH       DEF (1)             X      0    0
CALL BANK OF AMERICA JAN 55.00 CALL             1101228AF     1738   17495 SH  CALL DEF (1)             X      0    0
BEBE STORES INC                COMMON           115736100     4936  132130 SH       DEF (1)             X      0    0
BISYS GROUP INC                COMMON           120113105    24066  133188 SH       DEF (1)             X      0    0
BJ SERVICES CO                 COMMON           144285103    12834  300000 SH       DEF (1)             X      0    0
CALL BJ SERVICES CO JAN 30.00  CALL             12489V106    36270   19243 SH  CALL DEF (1)             X      0    0
BLOCKBUSTER INC CLASS A        COMMON           125137109      372 1500000 SH       DEF (1)             X      0    0
CALL BRISTOL MYERS CO JAN      CALL             1512908MF     8264  700000 SH  CALL DEF (1)             X      0    0
30.00
BROWN SHOE COMPANY INC         COMMON           15135B101      243   71000 SH       DEF (1)             X      0    0
BUILDING MATERIALS HOLDING     COMMON           16117M107      581  121662 SH       DEF (1)             X      0    0
CARPENTER TECHNOLOGY CORP      COMMON           171871106    26567   25000 SH       DEF (1)             X      0    0
CBRL GROUP INC                 COMMON           177376100      362  321288 SH       DEF (1)             X      0    0
CEC Entertainment Inc          COMMON           12561E105      368  330500 SH       DEF (1)             X      0    0
PUT CEMEX S A B DE C JAN 30.00 PUT              205862402      147  750000 SH  PUT  DEF (1)             X      0    0
CENTENE CORP DEL               COMMON           20854P8AG      367    7188 SH       DEF (1)             X      0    0
CHARTER COMMUNICATIONS INC DEL COMMON           21036P108      369  102449 SH       DEF (1)             X      0    0
CINCINNATI BELL INC NEW        COMMON           210795308      626 2386450 SH       DEF (1)             X      0    0
CITRIX SYS INC                 COMMON           217204106     9609 1000000 SH       DEF (1)             X      0    0
CKE RESTAURANTS INC            COMMON           22025Y407      363  413932 SH       DEF (1)             X      0    0
COMVERSE TECHNOLOGY INC NEW    COMMON           23918K108    32025  758935 SH       DEF (1)             X      0    0
CALL CONSOL ENERGY IN JAN      CALL             256669AC6    27391  200000 SH  CALL DEF (1)             X      0    0
35.00
CONSTELLATION BRANDS INC       COMMON           256743105     1504  113103 SH       DEF (1)             X      0    0
CONTINENTAL AIRLINES INC-CL B  COMMON           278762109     4427   12363 SH       DEF (1)             X      0    0
COPART INC                     COMMON           284131208      700   18405 SH       DEF (1)             X      0    0
CORRECTIONS CORP AMER NEW      COMMON           2841318MB    16967   21411 SH       DEF (1)             X      0    0
DAVITA INC                     COMMON           286082102    17622  150000 SH       DEF (1)             X      0    0
DOLLAR GENERAL CORP            COMMON           319963104    15900    8838 SH       DEF (1)             X      0    0
DOLLAR THRIFTY AUTOMOTIVE      COMMON           Y2573F102      367   21773 SH       DEF (1)             X      0    0
ECHOSTAR COMMUNICATIONS CORP   COMMON           35671D857     4449 1812500 SH       DEF (1)             X      0    0
ELAN CORP PLC-ADR              ADR              357023100    31716   91317 SH       DEF (1)             X      0    0
PUT ELAN CORP PLC JAN 10.00    PUT              364730101    13290    7609 SH  PUT  DEF (1)             X      0    0
ELECTRONICS FOR IMAGING INC    COMMON           Y2692M103     9707  168800 SH       DEF (1)             X      0    0
FIRST DATA CORP                COMMON           370442717    20415   19900 SH       DEF (1)             X      0    0
FLEXTRONICS INTERNATIONAL LTD  COMMON           371532102     2188  300000 SH       DEF (1)             X      0    0
FREEPORT MCMORAN COPPER &      COMMON           373200203     7486  250000 SH       DEF (1)             X      0    0
FREIGHTCAR AMERICA INC         COMMON           382550101      596  351900 SH       DEF (1)             X      0    0
GANNETT INC DEL                COMMON           397888108     1036 1762828 SH       DEF (1)             X      0    0
GENERAL MARITIME CORP          COMMON           422819102      618   19345 SH       DEF (1)             X      0    0
GENERAL MOTORS CORPORATION     COMMON           4703557IB     3405  100000 SH       DEF (1)             X      0    0
GENESCO INC                    COMMON           47758P7DD      367   13595 SH       DEF (1)             X      0    0
GEORGIA GULF CORP NEW          COMMON           478160104      353  474949 SH       DEF (1)             X      0    0
GOODYEAR TIRE & RUBBER CO      COMMON           4781608AM    56532  191879 SH       DEF (1)             X      0    0
GREY WOLF INC                  COMMON           488360108      612  475000 SH       DEF (1)             X      0    0
HEIDRICK & STRUGGLES INTL INC  COMMON           501014104      369  140096 SH       DEF (1)             X      0    0
CALL JAMES RIVER COAL SEP      CALL             505401208     1261  136398 SH  CALL DEF (1)             X      0    0
10.00
CALL JO-ANN STORES IN APR      CALL             50540R8ML      542  160000 SH  CALL DEF (1)             X      0    0
20.00
JOHNSON & JOHNSON              COMMON           513696104    18078 1250000 SH       DEF (1)             X      0    0
CALL JOHNSON JOHNSON JAN 65.00 CALL             524901105    15065 1531977 SH  CALL DEF (1)             X      0    0
KEMET CORP                     COMMON           57060U100     2692  495152 SH       DEF (1)             X      0    0
KRISPY KREME DOUGHNUTS INC     COMMON           5801358AD    17963   59561 SH       DEF (1)             X      0    0
LABOR READY INC                COMMON           655664100      367   12373 SH       DEF (1)             X      0    0
PUT LABORATORY CORP JAN 60.00  PUT              670008101     7263  100000 SH  PUT  DEF (1)             X      0    0
LAMSON & SESSIONS CO           COMMON           629377508      378  133000 SH       DEF (1)             X      0    0
LEGG MASON INC                 COMMON           6293778AL    44745   12274 SH       DEF (1)             X      0    0
MARKET VECTORS ETF TR          ETF              681904108     7593   10835 SH       DEF (1)             X      0    0
CALL MCDONALDS CORP JAN 20.00  CALL             682189105    21399  127500 SH  CALL DEF (1)             X      0    0
NORDSTROM INC                  COMMON           693718108     7417   12569 SH       DEF (1)             X      0    0
NOVELLUS SYSTEMS INC           COMMON           698813102     4367   36800 SH       DEF (1)             X      0    0
NRG ENERGY INC                 COMMON           715684106    11526  102857 SH       DEF (1)             X      0    0
CALL NRG ENERGY INC JAN 60.00  CALL             69333Y108    90050  530649 SH  CALL DEF (1)             X      0    0
OMNICARE INC                   COMMON           753820109    60927  189000 SH       DEF (1)             X      0    0
ON SEMICONDUCTOR               COMMON           772739207     4417 3315683 SH       DEF (1)             X      0    0
PACCAR INC                     COMMON           1248357UN     4372   43671 SH       DEF (1)             X      0    0
PAPA JOHNS INTERNATIONAL INC   COMMON           847220209      364   24580 SH       DEF (1)             X      0    0
PERUSAHAAN PERSEROAN ADR       COMMON           790849103     4314   14576 SH       DEF (1)             X      0    0
PF CHANGS CHINA BISTRO INC     COMMON           858119100     5570   51909 SH       DEF (1)             X      0    0
RARE HOSPITALITY INTL INC      COMMON           874161102      369 2100000 SH       DEF (1)             X      0    0
ROCK-TENN CO                   COMMON           876568502      360  460000 SH       DEF (1)             X      0    0
PUT RUSSELL 2000 IDX SEP       PUT              879664100   102091 1300000 SH  PUT  DEF (1)             X      0    0
770.00
SPARTECH CORP-NEW              COMMON           881609101      369   57729 SH       DEF (1)             X      0    0
ST JUDE MEDICAL INC            COMMON           899035505     1384  297700 SH       DEF (1)             X      0    0
STEEL DYNAMICS INC             COMMON           928703107     4443    8693 SH       DEF (1)             X      0    0
TALBOTS INC                    COMMON           94946T106    12534   32105 SH       DEF (1)             X      0    0
TATA MOTORS LTD                COMMON           037933108     3064  220000 SH       DEF (1)             X      0    0
TELLABS INC                    COMMON           0393808AG    32825    7812 SH       DEF (1)             X      0    0
TESORO PETROLEUM CORP-W/RTS TO COMMON           040790107     4386    8847 SH       DEF (1)             X      0    0
TUESDAY MORNING CORP           COMMON           049164205      365    4500 SH       DEF (1)             X      0    0
VOLT INFORMATION SCIENCES      COMMON           060505104      382   17495 SH       DEF (1)             X      0    0
WELLCARE GROUP INC             COMMON           0605058AK     4425  132130 SH       DEF (1)             X      0    0


(1) Courage Investments, Inc. is the general partner of private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manger agreements.